Concentration and Risks - Schedule of Significant Outstanding Receivables and Payable (Details)			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	37.00%		8.00%	57.00%	25.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	15.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	12.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	18.00%	28.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	9.00%	50.00%	40.00%	25.00%	35.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage			9.00%		16.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage		11.00%	14.00%		8.00%
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage		11.00%	13.00%		5.00%
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage			16.00%		8.00%
Customer Concentration Risk [Member] | Customer J [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage				12.00%
Customer Concentration Risk [Member] | Total Customer [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	91.00%	100.00%	100.00%	94.00%	97.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	64.00%	90.00%			100.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	36.00%	10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Total Supplier [Member]
Concentration and risks [Line Items]
Total concentration risk, percentage	100.00%	100.00%			100.00%